MANAGEMENT OF FINANCIAL RISK - ADDITIONAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	$ (127,707)
Equity	(348,867)	$ (12,875)	$ 119,676	$ 207,020
PROFIT/(LOSS) FOR THE YEAR	(295,577)	(92,951)	(46,880)
Interest paid	82,033	58,038	$ 46,199
Market risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	$ 127,700	$ 39,900
Financial debt with third parties bearing interests at variable rates, percentage	10.20%	4.40%
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Equity	$ 348,900
PROFIT/(LOSS) FOR THE YEAR	295,600
Negative working capital amounting	52,400
Interest paid	$ 82,000
Variation in the Selic interest rate	12.60%	2.00%
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Senior secured notes	$ 500,000
Liquidity risk [member] | Year 1
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and Borrowings	70,000
Liquidity risk [member] | Not later than three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and Borrowings	49,000
Liquidity risk [member] | Later than three months and not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and Borrowings	$ 46,000